Other Accounts Payables	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Accounts Payables Explanatory [abstract]
OTHER ACCOUNTS PAYABLES

Note 13: - Other Accounts Payables

a.	Composition:

	December 31,
	2022	2021
	U.S. Dollars in thousands

Employees and payroll accruals	$6,683	$6,348
Government grants (b)	201	207
Derivatives financial instruments	92	-
Accrued Expenses and Others	609	587

Total Other Accounts Payables	7,585	$7,142

b.	Government grants:

Presented in the statement of financial position and Profit or Loss and Other Comprehensive Income:

	December 31,
	2022	2021
	U.S. Dollars in thousands

Current Assets	3	3
Current liability	201	207
Royalties paid during the year	-	-
Expense (income) carried to profit or loss	$29	(29)